Note 30 - Cash flow disclosures (Tables)	12 Months Ended
Dec. 31, 2023
Note 30 - Cash flow disclosures
Disclosure of detailed information about cash flow disclosures [text block]
		Year ended December 31,
		2023	2022	2021
(i)	Changes in working capital (*)
	Inventories	186,903	(1,329,865)	(1,085,024)
	Receivables and prepayments and current tax assets	64,000	(155,449)	(79,912)
	Trade receivables	153,920	(1,208,278)	(356,069)
	Other liabilities	28,275	57,389	4,892
	Customer advances	(101,646)	151,066	44,661
	Trade payables	(149,024)	353,892	399,988
		182,428	(2,131,245)	(1,071,464)
(ii)	Income tax accruals less payments
	Tax accrued	674,956	617,236	189,448
	Taxes paid	(818,347)	(359,585)	(153,846)
		(143,391)	257,651	35,602
(iii)	Interest accruals less payments, net
	Interest accrued, net	(106,612)	(34,080)	(14,371)
	Interest received	147,473	68,335	24,567
	Interest paid	(94,341)	(32,775)	(21,559)
		(53,480)	1,480	(11,363)

(*) Changes in working capital do not include non-cash movements due to the variations in the exchange rates used by subsidiaries with functional currencies different from the U.S. dollar.